Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Other comprehensive income by item
Schedule of other comprehensive income components
	Million of euros
	12-31-2018	12-31-2017	12-31-2016
	(IFRS9) (*)	(IAS39)	(IAS39)
Other comprehensive income	(22,141)	(21,776)	(15,039)
Items that will not be reclassified to profit or loss	(2,936)	(4,034)	(3,933)
Actuarial gains and losses on defined benefit pension plans	(3,609)	(4,033)	(3,931)
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	1	(1)	(2)
Other valuation adjustments	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	597
Inefficiency of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	—
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	75
Items that may be reclassified to profit or loss	(19,205)	(17,742)	(11,106)
Hedges of net investments in foreign operations (effective portion)	(4,312)	(4,311)	(4,925)
Exchange differences	(15,730)	(15,430)	(8,070)
Hedging derivatives (effective portion)	277	152	469
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	828
Hedging instruments (items not designated)	—
Financial assets available for sale		2,068	1,571
Debt instruments		1,154	423
Equity instruments		914	1,148
Non-current assets held for sale	—	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(268)	(221)	(151)

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Schedule of changes in fair value of equity instruments that will not be reclassified

	Million of euros
	12-31-18 (*)
	Capital gains by valuation	Capital losses by valuation	Net gains/losses by valuation	Fair value

Equity instruments
Domestic
Spain	20	(216)	(196)	417
International
Rest of Europe	160	(76)	84	652
United States	9	—	9	42
Latin America and rest	708	(8)	700	1,560
	897	(300)	597	2,671
Of which:
Publicly listed	818	(18)	800	1,943
Non publicly listed	79	(282)	(203)	728

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss
	Million of euros
	2018	2017	2016
Net balance at end of year	(20,042)	(19,741)	(12,995)
Of which:
Brazilian Real	(12,950)	(11,056)	(8,435)
Pound Sterling	(3,924)	(3,732)	(2,996)
Mexican Peso	(2,312)	(2,230)	(1,908)
Argentine Peso(*)	-	(1,684)	(1,309)
Chilean Peso	(1,238)	(866)	(614)
US Dollar	1,330	555	2,849
Other	(948)	(728)	(582)

(*)    In 2018, due to the application of IAS29 for hyperinflationary economies, they have been transferred to Other Reserves (see Note 33).

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer

	Million of euros
	December 31, 2018 (*)				December 31, 2017				December 31, 2016
			Net				Net				Net
			revaluation				revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government debt securities and debt Instruments issued by central banks
Spain	326	(3)	323	38,550	660	(25)	635	48,217	610	(26)	584	32,729
Rest of Europe	373	(55)	318	17,494	306	(24)	282	20,244	50	(170)	(120)	16,879
Latin America and rest of the world	448	(117)	331	42,599	404	(129)	275	39,132	167	(163)	4	35,996
Private-sector debt securities	37	(178)	(141)	19,777	90	(128)	(38)	20,888	117	(162)	(45)	25,683
	1,184	(353)	831	118,420	1,460	(306)	1,154	128,481	944	(521)	423	111,287

Equity instruments Domestic	—	—	—	—	—	—	—	—	—	—	—	—
Spain International	—	—	—	—	5	(2)	3	1,373	48	(5)	43	1,309
Rest of Europe	—	—	—	—	166	(2)	164	979	284	(4)	280	1,016
United States	—	—	—	—	14	(5)	9	560	21	—	21	772
Latin America and rest of the world	—	—	—	—	744	(6)	738	1,878	811	(7)	804	2,390
	—	—	—	—	929	(15)	914	4,790	1,164	(16)	1,148	5,487
Of which:
Listed	—	—	—	—	828	(5)	823	2,900	999	(11)	988	3,200
Unlisted	—	—	—	—	101	(10)	91	1,890	165	(5)	160	2,287
	—	—	—	—	2,389	(321)	2,068	133,271	2,108	(537)	1,571	116,774

(*)     See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Schedule of changes in other comprehensive income for entities accounted for using the equity method

	Million of euros
	2018	2017	2016
Balance at beginning of year	(222)	(153)	(232)
Revaluation gains/(losses)	(65)	(84)	79
Net amounts transferred to profit or loss	20	15	—
Balance at end of year	(267)	(222)	(153)

Of which:
Zurich Santander Insurance América, S.L.	(159)	(145)	(84)